Price Risk Management Assets And Liabilities (Tables)	12 Months Ended
Dec. 31, 2013
Offsetting Assets [Table Text Block]
The following table presents the fair value of our recognized derivative assets and liabilities on a gross basis and amounts offset on the consolidated balance sheets that are subject to enforceable master netting arrangements or similar arrangements:

		Asset Derivatives		Liability Derivatives
	Balance Sheet Location	December 31, 2013	December 31, 2012	December 31, 2013	December 31, 2012
Derivatives in offsetting agreements:
OTC contracts	Price risk management assets (liabilities)	$42	$28	$(38)	$(27)
Broker cleared derivative contracts	Other current assets (liabilities)	264	149	(318)	(228)
		306	177	(356)	(255)
Offsetting agreements:
Collateral paid to OTC counterparties	Other current assets	—	—	—	2
Counterparty netting	Price risk management assets (liabilities)	(36)	(25)	36	25
Payments on margin deposit	Other current assets	(1)	—	55	59
		(37)	(25)	91	86
Net derivatives with offsetting agreements		269	152	(265)	(169)
Derivatives without offsetting agreements		51	63	(124)	(270)
Total derivatives		$320	$215	$(389)	$(439)

Interest Rate Swaps Outstanding
The following is a summary of interest rate swaps outstanding as of December 31, 2013, none of which are designated as hedges for accounting purposes:

			Notional Amount Outstanding
Entity	Term	Type(1)	December 31, 2013	December 31, 2012
ETE	March 2017	Pay a fixed rate of 1.25% and receive a floating rate	$—	$500
ETP	July 2013(2)	Forward starting to pay a fixed rate of 4.03% and receive a floating rate	—	400
ETP	July 2014(2)	Forward starting to pay a fixed rate of 4.25% and receive a floating rate	400	400
ETP	July 2018	Pay a floating rate plus a spread of 4.17% and receive a fixed rate of 6.70%	600	600
ETP	June 2021	Pay a floating rate plus a spread of 2.17% and receive a fixed rate of 4.65%	400	—
ETP	February 2023	Pay a floating rate plus a spread of 1.32% and receive a fixed rate of 3.60%	400	—
Southern Union(3)	November 2016	Pay a fixed rate of 2.97% and receive a floating rate	—	75
Southern Union(3)	November 2021	Pay a fixed rate of 3.801% and receive a floating rate	275	450

(1)	Floating rates are based on 3-month LIBOR.

Fair Value Of Derivative Instruments
The following table provides a balance sheet overview of the Partnership’s derivative assets and liabilities as of December 31, 2013 and 2012:

	Fair Value of Derivative Instruments
	Asset Derivatives		Liability Derivatives
	December 31, 2013	December 31, 2012	December 31, 2013	December 31, 2012
Derivatives designated as hedging instruments:
Commodity derivatives (margin deposits)	$3	$8	$(18)	$(10)
	3	8	(18)	(10)
Derivatives not designated as hedging instruments:
Commodity derivatives (margin deposits)	$227	$110	$(209)	$(116)
Commodity derivatives	43	40	(48)	(44)
Current assets held for sale	—	1	—	—
Non-current assets held for sale	—	1	—	—
Current liabilities held for sale	—	—	—	(9)
Interest rate derivatives	47	55	(95)	(235)
Embedded derivatives in Regency Preferred Units	—	—	(19)	(25)
	317	207	(371)	(429)
Total derivatives	$320	$215	$(389)	$(439)

Partnership's Derivative Assets And Liabilities Recognized OCI On Derivatives
The following tables summarize the amounts recognized with respect to our derivative financial instruments:

	Change in Value Recognized in OCI on Derivatives (Effective Portion)
	Years Ended December 31,
	2013	2012	2011
Derivatives in cash flow hedging relationships:
Commodity derivatives	$(1)	$8	$6
Total	$(1)	$8	$6

Partnership's Derivative Assets And Liabilities Amount Of Gain (Loss) Recognized

	Location of Gain/(Loss) Reclassified from AOCI into Income (Effective Portion)	Amount of Gain/(Loss) Reclassified from AOCI into Income (Effective Portion)
		Years Ended December 31,
		2013	2012	2011
Derivatives in cash flow hedging relationships:
Commodity derivatives	Cost of products sold	$4	$14	$19
Total		$4	$14	$19

	Location of Gain/(Loss) Recognized in Income on Derivatives	Amount of Gain/(Loss) Recognized in Income Representing Hedge Ineffectiveness and Amount Excluded from the Assessment of Effectiveness
		Years Ended December 31,
		2013	2012	2011
Derivatives in fair value hedging relationships (including hedged item):
Commodity derivatives	Cost of products sold	$8	$54	$34
Total		$8	$54	$34

	Location of Gain/ (Loss) Recognized in Income on Derivatives	Amount of Gain/(Loss) Recognized in Income on Derivatives
		Years Ended December 31,
		2013	2012	2011
Derivatives in cash flow hedging relationships:
Commodity derivatives – Trading	Cost of products sold	$(11)	$(7)	$(30)
Commodity derivatives – Non-trading	Cost of products sold	(21)	26	9
Commodity derivatives – Non-trading	Deferred gas purchases	(3)	(26)	—
Interest rate derivatives	Gains (losses) on interest rate derivatives	53	(19)	(78)
Embedded derivatives	Other income (expense)	6	14	18
Total		$24	$(12)	$(81)

ETP [Member]
Outstanding Commodity-Related Derivatives
The following table details ETP’s outstanding commodity-related derivatives:

	December 31, 2013		December 31, 2012
	Notional Volume	Maturity	Notional Volume	Maturity
Mark-to-Market Derivatives
(Trading)
Natural Gas (MMBtu):
Fixed Swaps/Futures	9,457,500	2014-2019	—	—
Basis Swaps IFERC/NYMEX (1)	(487,500)	2014-2017	(30,980,000)	2013-2014
Swing Swaps	1,937,500	2014-2016	—	—
Power (Megawatt):
Forwards	351,050	2014	19,650	2013
Futures	(772,476)	2014	(1,509,300)	2013
Options — Puts	(52,800)	2014	—	—
Options — Calls	103,200	2014	1,656,400	2013
Crude (Bbls) – Futures	103,000	2014	—	—
(Non-Trading)
Natural Gas (MMBtu):
Basis Swaps IFERC/NYMEX	570,000	2014	150,000	2013
Swing Swaps IFERC	(9,690,000)	2014-2016	(83,292,500)	2013
Fixed Swaps/Futures	(8,195,000)	2014-2015	27,077,500	2013
Forward Physical Contracts	5,668,559	2014-2015	11,689,855	2013-2014
Natural Gas Liquid (Bbls) – Forwards/Swaps	(280,000)	2014	(30,000)	2013
Refined Products (Bbls) – Futures	(1,133,600)	2014	(666,000)	2013
Fair Value Hedging Derivatives
(Non-Trading)
Natural Gas (MMBtu):
Basis Swaps IFERC/NYMEX	(7,352,500)	2014	(18,655,000)	2013
Fixed Swaps/Futures	(50,530,000)	2014	(44,272,500)	2013
Hedged Item — Inventory	50,530,000	2014	44,272,500	2013
Cash Flow Hedging Derivatives
(Non-Trading)
Natural Gas (MMBtu):
Basis Swaps IFERC/NYMEX	(1,825,000)	2014	—	—
Fixed Swaps/Futures	(12,775,000)	2014	(8,212,500)	2013
Natural Gas Liquid (Bbls) – Forwards/Swaps	(780,000)	2014	(930,000)	2013
Refined Products (Bbls) – Futures	—	—	(98,000)	2013
Crude (Bbls) – Futures	(30,000)	2014	—	—

(1)	Includes aggregate amounts for open positions related to Houston Ship Channel, Waha Hub, NGPL TexOk, West Louisiana Zone and Henry Hub locations.

Regency [Member]
Outstanding Commodity-Related Derivatives
The following table details Regency’s outstanding commodity-related derivatives:

	December 31, 2013		December 31, 2012
	Notional Volume	Maturity	Notional Volume	Maturity
Mark-to-Market Derivatives
(Non-Trading)
Natural Gas (MMBtu) — Fixed Swaps/Futures	24,455,000	2014-2015	8,395,000	2013-2014
Propane (Gallons) — Forwards/Swaps	52,122,000	2014-2015	3,318,000	2013
NGLs (Barrels) — Forwards/Swaps	438,000	2014	243,000	2013-2014
WTI Crude Oil (Barrels) — Forwards/Swaps	521,000	2014	356,000	2014